STOCKHOLDERS’ EQUITY (DEFICIT) (Details) - Warrant [Member] - shares	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Warrants Outstanding Beginning of Year	0	0
Issued	678,789	0
Exercised	0	0
Forfeited	0	0
Warrants Outstanding Ending of Year	678,789	0